Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	$ 311.5	$ 556.9
Mortgage Loans Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized and unrealized gains included in changes in net assets	15.9	15.1
Real Estate Properties
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	185.1	314.2
Real Estate Joint Ventures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	125.2	242.4
Loans Receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	$ 1.2	$ 0.3